STOCKHOLDERS EQUITY (DEFICIT) - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - 10K - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Jul. 31, 2022	Dec. 31, 2019	Nov. 30, 2018
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)			$ 0.01	$ 0.01	$ 0.01
Number of shares called by warrants (in shares)			12	189	277
Warrants Expiring In December 2025
Class of Stock [Line Items]
Number of Shares (in shares)	8,950	8,950
Exercise Price per Share (in usd per share)	$ 1,117.48	$ 1,117.48
Warrants Expiring In February 2026
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)		$ 27,300
Number of shares called by warrants (in shares)		42
Warrants Expiring In May 2027
Class of Stock [Line Items]
Number of Shares (in shares)	271	271
Exercise Price per Share (in usd per share)	$ 2,561.65	$ 2,561.65
Warrants Expiring In July 2027
Class of Stock [Line Items]
Number of Shares (in shares)	13	13
Exercise Price per Share (in usd per share)	$ 0.01	$ 0.01
Warrants Expiring In April 2028
Class of Stock [Line Items]
Number of Shares (in shares)	26	26
Exercise Price per Share (in usd per share)	$ 5,586.49	$ 5,586.49
Warrants Expiring in December 2028
Class of Stock [Line Items]
Number of Shares (in shares)	13,947	13,947
Exercise Price per Share (in usd per share)	$ 0.0001	$ 1,229.41